METROPOLITAN WEST FUNDS

MetWest Sustainable Securitized Fund

(I Share: MWESX; M Share: MWERX)

MetWest Ultra Short Bond Fund

(I Share: MWUIX; M Share: MWUSX)

Supplement dated December 26, 2023 to the Prospectus and

the Summary Prospectus

each dated July 29, 2023, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

MetWest Sustainable Securitized Fund

Effective January 2, 2024, Mitch Flack will no longer serve as a portfolio manager for the Fund.

Therefore, effective January 2. 2024, the disclosure under the heading “Metropolitan West Sustainable Securitized Fund — Portfolio Managers” on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	1 Year	Founding Partner and Generalist Portfolio Manager

Elizabeth (Liza) Crawford	1 Year	Specialist Portfolio Manager

Palak Pathak, CFA	Since September 2023	Managing Director

Peter Van Gelderen	Since October 2023	Managing Director

MetWest Ultra Short Bond Fund

Effective January 2, 2024, Mitch Flack will no longer serve as a portfolio manager for the Fund.

Therefore, effective January 2, 2024, the disclosure under the heading “Metropolitan West Ultra Short Bond Fund — Portfolio Managers” on page 72 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	20 Years	Founding Partner and Generalist Portfolio Manager

Laird Landmann (until December 31, 2023)	20 Years	Founding Partner and Generalist Portfolio Manager

Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager

Jerry Cudzil	Since September 2023	Generalist Portfolio Manager

Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” on pages 114 to 115 of the Prospectus.

Please retain this Supplement for future reference.